Earnings per Share (Weighted-average Number of Ordinary Shares Diluted) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Weighted average number of ordinary shares used in the computation of the basic earnings per share	1,287,304	1,282,807	1,280,026
Effect of stock options and restricted shares	2,643	4,244	247
Weighted average number of ordinary shares used in the computation of the diluted earnings per share	1,289,947	1,287,051	1,280,273